Discontinued Operations - Narrative (Details) $ in Thousands						1 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Apr. 01, 2021 USD ($)	Mar. 30, 2021 USD ($)	Mar. 20, 2021 tranche	Jun. 12, 2020 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage disposed					100.00%
Spaceflight Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Final purchase price					$ 31,600
Amount of debt extinguishment					26,000
Accrued interest writeoff					200
Accrued interest forgiveness					$ 500
Settlement of consideration			$ 6,800
Number of settlement tranches | tranche				2
Amount awarded to other party tranche one		$ 2,000
Amount awarded to other party tranche two	$ 4,800
Contractual refund						$ 3,900
Contractual refund settled with cash							$ 819
Working capital adjustment							$ 1,700